Loans and Accounts Receivable From Customers - Schedule of Loan Portfolio Before Allowances for Loan Losses by Customer Economic (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure of financial assets [line items]
Financial assets		$ 20,382,605	$ 20,382,605
Loans and receivables from customers, net [member] | Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	$ 21,482,490	$ 20,382,605
Financial assets percentage	100.00%	100.00%
Loans and receivables from customers, net [member] | Gross assets [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 15,847,709	$ 14,759,597
Loans and receivables from customers, net [member] | Gross assets [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	5,634,781	5,623,008
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 14,366,900	$ 13,716,546
Financial assets percentage	66.88%	67.30%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 10,243,761	$ 9,579,542
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	4,123,139	4,137,004
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Manufacturing [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,097,211	$ 1,040,491
Financial assets percentage	5.11%	5.10%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Manufacturing [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 982,497	$ 784,608
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Manufacturing [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	114,714	255,883
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Mining [member]
Disclosure of financial assets [line items]
Financial assets	$ 677,777	$ 644,061
Financial assets percentage	3.16%	3.16%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Mining [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 424,883	$ 363,065
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Mining [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	252,894	280,996
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Electricity, gas and water [member]
Disclosure of financial assets [line items]
Financial assets	$ 957,373	$ 936,483
Financial assets percentage	4.46%	4.59%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Electricity, gas and water [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 600,667	$ 589,067
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Electricity, gas and water [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	356,706	347,416
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Agriculture and livestock [member]
Disclosure of financial assets [line items]
Financial assets	$ 346,369	$ 415,930
Financial assets percentage	1.61%	2.04%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Agriculture and livestock [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 207,271	$ 205,333
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Agriculture and livestock [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	139,098	210,597
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Forestry and wood extraction [member]
Disclosure of financial assets [line items]
Financial assets	$ 29,683	$ 38,807
Financial assets percentage	0.14%	0.19%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Forestry and wood extraction [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 24,511	$ 22,975
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Forestry and wood extraction [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	5,172	15,832
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Fishing [member]
Disclosure of financial assets [line items]
Financial assets	$ 3,475	$ 13,912
Financial assets percentage	0.02%	0.07%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Fishing [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,945	$ 1,527
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Fishing [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	1,530	12,385
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Transport [member]
Disclosure of financial assets [line items]
Financial assets	$ 700,401	$ 668,477
Financial assets percentage	3.26%	3.28%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Transport [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 509,354	$ 461,486
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Transport [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	191,047	206,991
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Communications [member]
Disclosure of financial assets [line items]
Financial assets	$ 86,077	$ 94,439
Financial assets percentage	0.40%	0.46%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Communications [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 23,886	$ 29,296
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Communications [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	62,191	65,143
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Construction [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,746,626	$ 1,638,120
Financial assets percentage	8.13%	8.04%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Construction [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,436,096	$ 1,368,057
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Construction [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	310,530	270,063
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Commerce [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,620,108	$ 1,712,850
Financial assets percentage	7.54%	8.40%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Commerce [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 861,291	$ 815,184
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Commerce [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	758,817	897,666
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Services [member]
Disclosure of financial assets [line items]
Financial assets	$ 3,872,060	$ 3,780,733
Financial assets percentage	18.02%	18.55%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Services [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 2,735,023	$ 2,616,171
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Services [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	1,137,037	1,164,562
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Others [member]
Disclosure of financial assets [line items]
Financial assets	$ 3,229,740	$ 2,732,243
Financial assets percentage	15.03%	13.40%
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Others [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 2,436,337	$ 2,322,773
Loans and receivables from customers, net [member] | Gross assets [member] | Commercial loans [member] | Others [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	793,403	409,470
Loans and receivables from customers, net [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 4,445,827	$ 4,152,753
Financial assets percentage	20.70%	20.37%
Loans and receivables from customers, net [member] | Gross assets [member] | Mortgages loans [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 3,852,962	$ 3,635,993
Loans and receivables from customers, net [member] | Gross assets [member] | Mortgages loans [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	592,865	516,760
Loans and receivables from customers, net [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 2,669,763	$ 2,513,306
Financial assets percentage	12.43%	12.33%
Loans and receivables from customers, net [member] | Gross assets [member] | Consumer loans [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,750,986	$ 1,544,062
Loans and receivables from customers, net [member] | Gross assets [member] | Consumer loans [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 918,777	$ 969,244